Report Of The Directors Financial Review Risk Report - Changes in expected credit losses and other credit impairment (Details) - Allowance for ECL - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	£ (169)	£ (222)
Financial instruments including loan commitments and financial guarantees
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	(164)	(218)
Financial instruments including loan commitments and financial guarantees | Discontinued operations
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	£ (5)	£ (4)